Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2060 Portfolio℠
March 31, 2024
VIPF2060-NPRT1-0524
1.9894058.104
Domestic Equity Funds - 50.5%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	31,948	1,809,548
VIP Equity-Income Portfolio Initial Class (a)	54,585	1,471,617
VIP Growth & Income Portfolio Initial Class (a)	67,765	2,019,385
VIP Growth Portfolio Initial Class (a)	28,173	2,999,838
VIP Mid Cap Portfolio Initial Class (a)	11,503	463,459
VIP Value Portfolio Initial Class (a)	50,819	1,030,614
VIP Value Strategies Portfolio Initial Class (a)	28,877	511,989
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,079,416)		10,306,450

International Equity Funds - 41.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	240,176	2,620,323
VIP Overseas Portfolio Initial Class (a)	208,575	5,792,115
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,502,059)		8,412,438

Bond Funds - 8.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	26,347	237,916
Fidelity International Bond Index Fund (a)	458	4,202
Fidelity Long-Term Treasury Bond Index Fund (a)	137,138	1,335,729
VIP High Income Portfolio Initial Class (a)	11,728	55,006
VIP Investment Grade Bond II Portfolio - Initial Class (a)	3,897	36,632
TOTAL BOND FUNDS (Cost $1,760,780)		1,669,485

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $17,342,255)	20,388,373
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,362)
NET ASSETS - 100.0%	20,386,011

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	444,604	70,281	276,755	150	(23,573)	23,359	237,916
Fidelity International Bond Index Fund	114,115	17,619	127,203	663	(1,203)	874	4,202
Fidelity Long-Term Treasury Bond Index Fund	1,270,104	395,199	286,606	9,794	(58,017)	15,049	1,335,729
VIP Contrafund Portfolio Initial Class	1,768,828	191,425	414,275	6,264	16,529	247,041	1,809,548
VIP Emerging Markets Portfolio Initial Class	2,696,297	421,564	567,903	2,122	(39,878)	110,243	2,620,323
VIP Equity-Income Portfolio Initial Class	1,434,294	214,608	291,743	7,295	(734)	115,192	1,471,617
VIP Growth & Income Portfolio Initial Class	1,971,628	276,010	414,612	11,715	6,771	179,588	2,019,385
VIP Growth Portfolio Initial Class	2,929,397	363,097	677,290	38,424	22,192	362,442	2,999,838
VIP High Income Portfolio Initial Class	56,198	9,284	11,486	22	(221)	1,231	55,006
VIP Investment Grade Bond II Portfolio - Initial Class	384,265	21,978	365,906	68	(3,683)	(22)	36,632
VIP Mid Cap Portfolio Initial Class	448,980	72,995	102,994	7,595	(2,837)	47,315	463,459
VIP Overseas Portfolio Initial Class	5,759,288	839,643	1,199,864	20,021	8,965	384,083	5,792,115
VIP Value Portfolio Initial Class	1,000,456	184,991	214,203	19,708	2,352	57,018	1,030,614
VIP Value Strategies Portfolio Initial Class	495,105	98,100	115,318	6,333	1,459	32,643	511,989
	20,773,559	3,176,794	5,066,158	130,174	(71,878)	1,576,056	20,388,373

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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